ACCRUED EXPENSES (Details) $ in Millions, Rp in Billions	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)
ACCRUED EXPENSES
Operation, maintenance, and telecommunication service	Rp 5,813		Rp 8,183
Salaries and benefits	3,909		4,014
General, administrative, and marketing expenses	3,114		3,067
Interest and bank charges	243		181
Total	Rp 13,079	$ 849	Rp 15,445